Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 5,102	$ 712	¥ 4,421
Less: Accumulated depreciation	(2,987)	(417)	(2,483)
Property and equipment, net	2,115	295	1,938
Computer and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,512	211	1,499
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	391	55	219
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,522	212	1,027
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 1,677	$ 234	¥ 1,676